Cover - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 10, 2021	Jun. 30, 2020
Entity Information [Line Items]
Document Type	10-K/A
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Registrant Name	Digital Media Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38393
Entity Tax Identification Number	98-1399727
Entity Address, Address Line One	4800 140th Avenue N.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33762
City Area Code	877
Local Phone Number	236-8632
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Public Float			$ 200.9
Documents Incorporated by Reference	DOCUMENTS INCORPORATED BY REFERENCE

None

Entity Central Index Key	0001725134
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 10-K/A (this "Amendment" or "Form 10-K/A") amends the Digital Media Solutions, Inc. (the “Company”) Annual Report on Form 10-K for the year ended December 31, 2020 originally filed with the Securities and Exchange Commission ("SEC") on March 16, 2021 by the Company (the "Original Form 10-K") (as amended hereinafter referred to as the “Annual Report,” unless otherwise noted). This Amendment restates the Company's previously issued consolidated financial statements as of and for the year ended December 31, 2020. See Note 1, Restatement of Previously Issued Financial Statements, in Part II, Item 8, Financial Statements and Supplementary Data, for additional information. The relevant unaudited interim financial information for each of the impacted quarters during the year ended December 31, 2020 has also been restated. See Note 16, Quarterly Financial Information (unaudited), in Part II, Item 8, Financial Statements and Supplementary Data, for such restated information.
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	DMS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding		32,392,576
Redeemable warrants to acquire Class A common stock
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants to acquire Class A common stock
Trading Symbol	DMS WS
Security Exchange Name	NYSE
Class B Common Stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		25,999,464